Share capital, share premium and own shares	12 Months Ended
Dec. 31, 2024
Share capital, share premium and own shares
Share capital, share premium and own shares

C8    Share capital, share premium and own shares

Shares are classified as equity when their terms do not create an obligation to transfer assets. Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

	2024			2023
	Number of ordinary	Share	Share	Number of ordinary	Share	Share
Issued shares of 5p each fully paid	shares	capital	premium	shares	capital	premium
		$m	$m		$m	$m
Balance at 1 Jan	2,753,520,756	183	5,009	2,749,669,380	182	5,006
Shares issued under share-based schemes	758,708	–	–	3,851,376	1	3
Shares issued under scrip dividends	2,813,929	–	–	–	–	–
Shares cancelled on repurchases/buybacks	(99,571,505)	(7)	–	–	–	–
Balance at 31 Dec	2,657,521,888	176	5,009	2,753,520,756	183	5,009

Options outstanding under SAYE schemes to subscribe for shares at each year end shown below are as follows:

	Number of	Share price range
	shares to	from		to		Exercisable
	subscribe for	(in pence)		(in pence)		by year
31 Dec 2024	1,660,096	520	p	1,202	p	2030
31 Dec 2023	1,671,215	737	p	1,455	p	2029

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

(a)    Purchases by employee share scheme trusts

The Group buys and sells Prudential plc shares (‘own shares’) in relation to its employee share schemes through the trusts established to facilitate the delivery of shares under employee incentive plans.

During the year, a total of 10.0 million shares (2023: 3.9 million shares) were acquired in relation to employee share schemes by the trusts and for members under employee share purchase plans. The cost of acquiring these shares, was $96.8 million (2023: $54 million). The cost in USD shown has been calculated from the share prices in the purchase currency (pound sterling or Hong Kong dollar) using the monthly average exchange rate for the month in which those shares were purchased. A portion of these share purchases were made on the Hong Kong Stock Exchange with the remainder being made on the London Stock Exchange. At 31 December 2024, 14.9 million (31 December 2023: 10.0 million) Prudential plc shares were held in the trusts.

(b)    Share repurchase/ buyback programmes by the Company

The Company made the following purchases during 2024:

Cost recognised in retained earnings	2024 $m
Share repurchases to neutralise share scheme issuances	48
Share repurchases to neutralise impact of scrip dividend	23
Share buyback programme to return capital to shareholders (excluding costs)	785
Total cash paid on repurchases and buybacks (excluding costs)	856
Redemption liability and costs associated with the buyback	22
Total share repurchases and buybacks	878

The table below shows the details of the purchases on a monthly basis. The cost in USD shown has been calculated from the share prices in pound sterling using the daily spot rate in which those shares were purchased.

		Share price
	Number of	Low	High	Cost
	shares	£	£	$
January 2024	3,851,376	8.01	8.52	40,548,716
June 2024	2,726,787	7.06	7.61	25,508,735
July 2024	11,940,672	6.68	7.42	95,525,099
August 2024	7,992,467	6.22	6.93	78,392,153
September 2024	23,590,670	6.02	7.08	193,828,164
October 2024	20,480,882	6.39	7.27	162,436,763
November 2024	18,244,807	5.95	6.81	161,759,189
December 2024	10,743,844	6.20	6.85	97,782,966
Total	99,571,505			855,781,785

In January and June 2024, the Company completed two share buyback programmes to offset dilution from the vesting of awards under employee and agent share schemes during 2023 and the first half of 2024, respectively. The Company repurchased 4.6 million ordinary shares in aggregate for a total consideration of $48 million.

In November 2024, the Company completed a share buyback programme primarily to offset dilution from the issue of shares under its scrip dividend alternative. The Company repurchased 2.8 million ordinary shares in aggregate for a total consideration of $23 million.

On 23 June 2024, the Company announced the $2 billion share buyback programme to reduce the issued share capital of the Company in order to return capital to shareholders, which will be completed by no later than mid-2026. The first tranche of $700 million was completed on 15 November 2024. On 5 December 2024, the Company announced the commencement of the second tranche of share buyback of $800 million, which will be completed by no later than 26 June 2025. This effectively accelerated our buyback programme which is now expected to complete by the end of 2025.

As at 31 December 2024, 92.1 million ordinary shares in aggregate have been repurchased under the $2 billion share buyback programme for a total consideration of $785 million, excluding costs. In addition, a financial liability of $(18) million was recognised as at 31 December 2024 for an obligation under the non-cancellable period of the arrangement entered into with the bank conducting the buyback.

All of these share purchases were made on the London Stock Exchange and the shares purchased were cancelled after settlement. The nominal value of the shares cancelled in 2024 was $7 million. On cancellation, the nominal value was transferred from the share capital to the capital redemption reserve account.

Other than as disclosed above, the Company and its subsidiaries did not purchase, sell or redeem any Prudential plc listed securities during 2024.